Investment in associate (Details Narrative) - Neuronomics AG [member]				9 Months Ended	12 Months Ended
	Oct. 01, 2025	Mar. 07, 2025	Jan. 10, 2025 USD ($)	Sep. 30, 2026	Dec. 31, 2025	Jan. 10, 2025 CHF (SFr)
IfrsStatementLineItems [Line Items]
Percentage of ownership investment	44.68%		10.00%	44.68%	44.68%
Investments in associates			$ 288,727			SFr 262,684
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of ownership investment		10.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of ownership investment		52.50%